Interest income and expenses, and similar accounts - Summary of information about interest income (expense) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and similar income
Interest on loan portfolio	S/ 5,080,562	S/ 5,158,254	S/ 5,324,587
Interest on investments at fair value through other comprehensive income	1,186,037	1,218,304	1,199,059
Interest on due from banks and inter-bank funds	297,662	372,622	367,167
Interest on investments at amortized cost	230,445	217,716	172,602
Dividends on financial instruments, Note 5(e) and (f)	76,776	49,396	42,779
Others	16,895	13,099	14,217
Total	6,888,377	7,029,391	7,120,411
Interest and similar expenses
Interest and fees on deposits and obligations	(1,245,794)	(1,495,881)	(1,662,139)
Interest and fees on due to banks and correspondents	(413,547)	(482,392)	(474,362)
Interest on bonds, notes and other obligations	(386,383)	(327,385)	(311,665)
Insurance contract expense with investment component, Note 3.4(d.1.5)	(103,962)	(71,202)	(51,190)
Deposit insurance fund fees	(90,604)	(86,776)	(81,171)
Interest on lease payments, Note 8(e)	(9,545)	(7,627)	(5,562)
Others	(9,136)	(9,007)	(6,277)
Total	S/ (2,258,971)	S/ (2,480,270)	S/ (2,592,366)